Restricted Shares and Restricted Share Units (Detail) (Restricted Shares and Restricted Share Units, USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Restricted Shares and Restricted Share Units
Number of Unvested Restricted Shares/Units
Unvested at beginning of period	836,874
Granted	3,257	836,874
Vested
Canceled/forfeited
Unvested at end of period	840,131	836,874
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 22.53
Granted	$ 38.38	$ 22.53
Vested
Canceled/forfeited
Unvested at end of period	$ 22.52	$ 22.53